INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 5 — INTANGIBLE ASSETS

Intangible assets consist of the following:

	June 30, 2014	September 30, 2013
Land use rights	$186,432	$185,614
Less: Accumulated amortization	31,693	27,594
Total	$154,739	$158,020
Amortization expense was $932 and $925 for the three months ended June 30, 2014 and 2013, respectively, and $2,807 and $2,751 for nine months ended June 30, 2014 and 2013, respectively.

Note 6 – Intangible Assets

Intangible assets consist of the following:

	September 30, 2013	September 30, 2012
Land use rights	$185,614	$181,156
Less: Accumulated amortization	27,594	24,060
Total	$158,020	$157,096

Amortization expense was $3,682 and $3,630 for the years ended September 30, 2013 and 2012, respectively.